IMPAIRMENT REVERSAL/ (IMPAIRMENT) OF FINANCIAL ASSETS (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
(REVERSAL OF) IMPAIRMENT OF FINANCIAL ASSETS
(Impairment) / Reversal on impairment on financial assets		€ 20	€ 22,696	€ 3,091
Reversal of receivables from the Silicon Group
(REVERSAL OF) IMPAIRMENT OF FINANCIAL ASSETS
(Impairment) / Reversal on impairment on financial assets	€ 21,375		21,375
Reversal of impairment of shareholder loan (included in trade and other receivables)
(REVERSAL OF) IMPAIRMENT OF FINANCIAL ASSETS
(Impairment) / Reversal on impairment on financial assets			1,418	€ 3,091
Other
(REVERSAL OF) IMPAIRMENT OF FINANCIAL ASSETS
(Impairment) / Reversal on impairment on financial assets		€ 20	€ (97)